Other Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Other Expenses [Abstract]
Travel, entertainment, training and recruiting	$ 825	$ 698
Insurance	343	333
Stationery and supplies	222	256
Retail losses	79	143
Other	373	289
Total other expenses	$ 1,842	$ 1,719